Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Oil and gas	$ 1,252,889	$ 1,089,338	$ 2,506,526	$ 2,651,434	$ 4,879,718	$ 5,676,271
Commodity derivative gain	63,530	(63,480)	124,930	411,130	691,660	226,476
Other income	91,617	73,311	189,475	123,137	360,236	334,878
Total revenue	1,408,036	1,099,169	2,820,931	3,185,701	5,931,614	6,237,625
Expenses:
Lease operating expenses	445,849	254,117	688,717	511,926	1,053,387	1,134,936
Transportation costs	116,813	80,548	272,205	122,574	444,033	393,409
Production and property taxes	89,343	113,428	196,820	210,982	430,433	563,502
General and administrative	1,144,939	641,858	2,588,915	1,734,377	3,094,410	2,672,215
Depreciation, depletion and amortization	371,400	367,877	746,922	799,880	1,540,175	2,625,086
Accretion of asset retirement obligations	6,041	4,140	11,741	8,482	17,367	43,315
Impairment of oil and gas properties	1,062,498		8,379,719			16,076,515
Total expenses	3,236,883	1,461,968	12,885,039	3,388,221	6,579,805	23,508,978
Operating loss	(1,828,847)	(362,799)	(10,064,108)	(202,520)	(648,191)	(17,271,353)
Other income and (expense):
Interest income	24	9,728	39	19,133	38,710	37,959
Interest expense	(114,281)	(18,522)	(192,313)	(249,646)	(352,138)	(1,167,247)
Equity investment income	56,269		41,359		22,745
Gain on sale of oil and gas properties				9,876,510	10,103,932
Total other income and (expense)	(57,988)	(8,794)	(163,479)	9,645,997	9,813,249	(1,129,288)
Income (loss) before income taxes	(1,886,835)	(371,593)	(10,227,587)	9,443,477	9,165,058	(18,400,641)
Income taxes:
Provision for income taxes (benefit)		620,000		5,404,000	5,404,000	(4,784,000)
Net income (loss) before non-controlling interests	(1,886,835)	(991,593)	(10,227,587)	4,039,477	3,761,058	(13,616,641)
Net income attributable to non-controlling interests	103,057		103,057	(767,061)	(941,093)
Net income (loss) attributable to controlling interest	$ (1,783,778)	$ (991,593)	$ (10,124,530)	$ 3,272,416	$ 2,819,965	$ (13,616,641)